Going Concern (Details) - USD ($)	1 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Aug. 14, 2020	May 12, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit			$ (16,646,879)		$ (13,649,784)	$ (10,228,833)
Proceeds from stock issued			$ 1,098,750	$ 999,501	$ 2,602,499	$ 2,516,855
Subsequent Event [Member]
Stock issued	1,630,000	1,847,000
Proceeds from stock issued	$ 408,000	$ 486,750